Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Allowance amount	$ 167	$ 1,571	$ 4,735